NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2023
NOTES PAYABLE
Schedule of Notes Payable
		June 31,	December 31,
		2023	2022
(1)	Convertible Note bearing interest at 12% due May, 2023	-	578,802
(2)	Note bearing interest at 18% due September 1, 2023	1,250,000	1,012,500
(2)	Note bearing interest at 18% due September 1, 2023	512,500	506,250
(3)	Note bearing interest at 18% due October 1, 2028	32,942	32,752
(4)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,943,390	1,960,965
(5)	Promissory Note bearing interest at 14%, due January 15, 2023	-	50,892
(6)	Promissory Note bearing interest at 14%, due September 1, 2023	350,055	329,227
(7)	Related Party Promissory Note bearing interest at 14% due September 1, 2023	66,293	108,778
(8)	Promissory Note bearing interest at 15%, due January 25, 2023	-	506,370
(9)	Promissory Note bearing interest at 15%, due September 1, 2023	253,082	253,184
(9)	Promissory Note bearing interest at 15%, due September 1, 2023	253,082	253,184
(10)	Related Party Promissory Notes bearing interest at 18%, due March 31, 2023	-	135,888
(11)	Convertible Note bearing interest at 15% due March 2024	2,208,507	-
(7)	Related Party Promissory Note bearing interest at 18%, due September 1, 2023	145,723	-
(12)	Convertible Note bearing interest at 15% due June 14, 2024	77,506	-
(13)	Convertible Note bearing interest at 15% due June 14, 2024	6,039	-
(14)	Related Party Convertible Promissory Note bearing interest at 15% due June 30, 2024	35,000	-
		6,909,119	5,728,792
	Less current maturities	(6,909,119)	(4,279,531)
	Total Long-Term Debt	$-	$1,449,261